ALLOWANCE FOR LOAN LOSSES	3 Months Ended
Mar. 31, 2014
Allowance for Loan Losses [Abstract]
ALLOWANCE FOR LOAN LOSSES

NOTE 6: ALLOWANCE FOR LOAN LOSSES

Changes in the allowance for loan losses for the indicated periods and information pertaining to the allocation of the allowance for loan losses and balances of the allowance for loan losses and loans receivable based on individual and collective impairment evaluation by loan portfolio class at the indicated dates are summarized in the tables below. An allocation of a portion of the allowance to a given portfolio class does not limit the Company’s ability to absorb losses in another portfolio class.

	(Unaudited)
	For the three months ended March 31, 2014
	1-4 family
	first-lien	Residential			Other
	residential	construction	Commercial	Commercial	commercial
(In thousands)	mortgage	mortgage	real estate	lines of credit	and industrial
Allowance for loan losses:
Beginning Balance	$649	$-	$2,302	$397	$834
Charge-offs	(12)	-	(47)	(85)	(58)
Recoveries	-	-	-	2	1
Provisions	(33)	-	181	209	197
Ending balance	$604	$-	$2,436	$523	$974
Ending balance: related to loans individually evaluated for impairment	$57	$-	$742	$233	$226
Ending balance: related to loans collectively evaluated for impairment	$547	$-	$1,694	$290	$748

Loans receivables:
Ending balance	$167,145	$1,208	$102,559	$14,883	$33,949
Ending balance: individually evaluated for impairment	$1,354	$-	$5,399	$476	$604
Ending balance: collectively evaluated for impairment	$165,791	$1,208	$97,160	$14,407	$33,345

		Home equity	Other
	Municipal	and junior liens	consumer	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$2	$433	$136	$288	$5,041
Charge-offs	-	(50)	(51)	-	(303)
Recoveries	-	-	13	-	16
Provisions	(1)	49	4	(361)	245
Ending balance	$1	$432	$102	$(73)	$4,999
Ending balance: related to loans individually evaluated for impairment	$-	$81	$2	$-	$1,341
Ending balance: related to loans collectively evaluated for impairment	$1	$351	$100	$(73)	$3,658

Loans receivables:
Ending balance	$2,781	$21,387	$3,965		$347,877
Ending balance: individually evaluated for impairment	$-	$454	$2		$8,289
Ending balance: collectively evaluated for impairment	$2,781	$20,933	$3,963		$339,588

	(Unaudited)
	For the three months ended March 31, 2013
	1-4 family
	first-lien	Residential			Other
	residential	construction	Commercial	Commercial	commercial
(In thousands)	mortgage	mortgage	real estate	lines of credit	and industrial
Allowance for loan losses:
Beginning Balance	$811	$-	$1,748	$440	$750
Charge-offs	(12)	-	-	(49)	(10)
Recoveries	12	-	-	-	-
Provisions	17	-	147	82	114
Ending balance	$828	$-	$1,895	$473	$854
Ending balance: related to loans individually evaluated for impairment	$172	$-	$451	$100	$242
Ending balance: related to loans collectively evaluated for impairment	$656	$-	$1,444	$373	$612
Loans receivables:
Ending balance	$177,411	$778	$84,308	$13,461	$32,826
Ending balance: individually evaluated for impairment	$2,370	$-	$3,852	$456	$836
Ending balance: collectively evaluated for impairment	$175,041	$778	$80,456	$13,005	$31,990

		Home equity	Other
	Municipal	and junior liens	consumer	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$2	$494	$168	$88	$4,501
Charge-offs	-	(81)	(28)	-	(180)
Recoveries	-	13	16	-	41
Provisions	-	63	(17)	(82)	324
Ending balance	$2	$489	$139	$6	$4,686
Ending balance: related to loans individually evaluated for impairment	$-	$93	$3	$-	$1,061
Ending balance: related to loans collectively evaluated for impairment	$2	$396	$136	$6	$3,625
Loans receivables:
Ending balance	$4,538	$21,552	$3,643		$338,517
Ending balance: individually evaluated for impairment	$-	$632	$3		$8,149
Ending balance: collectively evaluated for impairment	$4,538	$20,920	$3,640		$330,368

	December 31, 2013
	1-4 family
	first-lien	Residential			Other
	residential	construction	Commercial	Commercial	commercial
(In thousands)	mortgage	mortgage	real estate	lines of credit	and industrial
Allowance for loan losses:
Beginning Balance	$811	$-	$1,748	$440	$750
Charge-offs	(153)	-	(46)	(124)	(149)
Recoveries	47	-	19	22	-
Provisions	(56)	-	581	59	233
Ending balance	$649	$-	$2,302	$397	$834
Ending balance: related to loans individually evaluated for impairment	$59	$-	$649	$135	$107
Ending balance: related to loans collectively evaluated for impairment	$590	$-	$1,653	$262	$727

Loans receivables:
Ending balance	$166,298	$1,982	$95,536	$14,444	$32,675
Ending balance: individually evaluated for impairment	$952	$-	$3,541	$381	$405
Ending balance: collectively evaluated for impairment	$165,346	$1,982	$91,995	$14,063	$32,269

		Home equity	Other
	Municipal	and junior liens	consumer	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$2	$494	$168	$88	$4,501
Charge-offs	-	(81)	(98)	-	(651)
Recoveries	-	19	52	-	159
Provisions	-	1	14	200	1,032
Ending balance	$2	$433	$136	$288	$5,041
Ending balance: related to loans individually evaluated for impairment	$-	$84	$2	$-	$1,036
Ending balance: related to loans collectively evaluated for impairment	$2	$349	$134	$288	$4,005

Loans receivables:
Ending balance	$5,122	$21,110	$4,166		$341,333
Ending balance: individually evaluated for impairment	$-	$459	$2		$5,740
Ending balance: collectively evaluated for impairment	$5,122	$20,651	$4,164		$335,592

	December 31, 2012
	1-4 family
	first-lien	Residential			Other
	residential	construction	Commercial	Commercial	commercial
(In thousands)	mortgage	mortgage	real estate	lines of credit	and industrial
Allowance for loan losses:
Beginning Balance	$664	$-	$1,346	$463	$649
Charge-offs	(108)	-	(142)	-	(89)
Recoveries	75	-	14	50	-
Provisions	180	-	530	(73)	190
Ending balance	$811	$-	$1,748	$440	$750
Ending balance: related to loans individually evaluated for impairment	$215	$-	$401	$-	$207
Ending balance: related to loans collectively evaluated for impairment	$596	$-	$1,347	$440	$543

Loans receivables:
Ending balance	$173,955	$2,655	$82,329	$13,748	$31,477
Ending balance: individually evaluated for impairment	$2,151	$-	$2,736	$358	$882
Ending balance: collectively evaluated for impairment	$171,804	$2,655	$79,593	$13,390	$30,595

		Home equity	Other
	Municipal	and junior liens	consumer	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$2	$501	$162	$193	$3,980
Charge-offs	-	(8)	(161)	-	(508)
Recoveries	-	6	59	-	204
Provisions	-	(5)	108	(105)	825
Ending balance	$2	$494	$168	$88	$4,501
Ending balance: related to loans individually evaluated for impairment	$-	$95	$5	$-	$923
Ending balance: related to loans collectively evaluated for impairment	$2	$399	$163	$88	$3,578

Loans receivables:
Ending balance	$3,588	$22,073	$3,469		$333,294
Ending balance: individually evaluated for impairment	$-	$535	$5		$6,667
Ending balance: collectively evaluated for impairment	$3,588	$21,538	$3,464		$326,627